Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0001506307
Registrant Name	KINDER MORGAN, INC.
Registration File Number	333-275130
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES